CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash	$ 401,467	$ 235,381
Prepaid expenses and other current assets	3,000	19,826
Total Current Assets	404,467	255,207
PROPERTY AND EQUIPMENT:
Office and computer equipment	138,108	132,570
General plant		17,800
Furniture and fixtures		15,951
Leasehold improvements		866
Property, Plant and Equipment, Gross	138,108	167,187
Less accumulated depreciation and amortization	(132,275)	(164,730)
Property, Plant and Equipment, Net	5,833	2,457
Other assets	12,161	12,161
TOTAL ASSETS	422,461	269,825
CURRENT LIABILITIES:
Convertible notes payable and accrued interest	358,874	647,949
Accounts payable	117,826	386,294
Accrued officers' payroll	367,366	529,300
Due officers and directors		16,864
Accrued expenses and other current liabilities	88,007	87,111
Total Liabilities, All Current	932,073	1,667,518
STOCKHOLDERS' DEFICIT:
Preferred stock: $0.001 par value, Authorized: 850,000 shares, Issued and outstanding: - none
Common stock, value	14,369	12,854
Capital in excess of par value	22,952,973	20,621,545
Deficit	(23,501,731)	(22,077,873)
Total Omagine, Inc. stockholders' deficit	(534,389)	(1,443,109)
Noncontrolling interests in Omagine LLC	24,777	45,416
Total Stockholders' Deficit	(509,612)	(1,397,693)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	422,461	269,825
Committed to be issued
STOCKHOLDERS' DEFICIT:
Common stock, value		$ 365